INVENTORY (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Inventory expensed to cost of sales	$ 54.9	$ 14.5
Write-downs to cost of sales for impairment of inventory	$ 2.7	$ 0.5